SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Sit Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 85.6%

Alabama - 0.3%

Mobile Co. Limited Obligation Warrants Rev. (Gomesa Proj.) [4]	500,000	4.00	11/1/45	397,615

Stadium Trace Village Improvement District Rev.	485,000	3.63	3/1/36	384,440

				782,055

Alaska - 0.2%

AK Industrial Dev. & Export Auth. Rev. (Boys & Girls Home) 2, [5,15]	250,000	5.50	N/A	5,000

AK Industrial Dev. & Export Auth. Rev. (GTR Fairbanks Community Hospital Foundation)	250,000	5.00	4/1/33	252,960

AK Industrial Dev. & Export Auth. Rev. (Tanana Chiefs Conference Proj.)	300,000	4.00	10/1/49	269,457

				527,417

Arizona - 1.2%

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) [4]	750,000	6.75	7/1/30	789,653

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) [4]	100,000	5.50	7/1/31	94,179

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) [4]	750,000	7.75	7/1/50	816,487

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) [4]	200,000	6.00	7/1/51	187,020

Glendale Industrial Dev. & Auth. Rev. (Beatitudes Campus Proj.)	300,000	5.00	11/15/36	282,660

La Paz Co. Industrial Dev. Auth. (Charter School Solutions Harmony Public Proj.)	750,000	5.00	2/15/48	762,765

Tempe Industrial Dev. Auth. Rev. (Mirabella at ASU Proj.) [4]	385,000	4.70	10/1/24	376,349

				3,309,113

Arkansas - 0.1%

Mountain Home City Sales & Use Tax Rev.	495,000	2.00	9/1/38	366,038

California - 4.0%

CA Health Facs. Financing Auth. Rev. (On Lok Senior Health Services)	500,000	5.00	8/1/50	524,855

CA Municipal Finance Auth. Rev. (Caritas Proj.)	250,000	4.00	8/15/56	190,358

CA Public Finance Auth. Rev. (Enso Village Proj.) [4]	350,000	3.13	5/15/29	320,096

CA Public Finance Auth. Rev. (Green Bond-Enso Village Proj.) [4]	500,000	5.00	11/15/46	469,820

CA Public Finance Auth. Rev. (Green Bond-Enso Village Proj.) [4]	250,000	5.00	11/15/56	227,917

Colton Joint Unified School District G.O. (AGM Insured) [6]	1,000,000	5.80	8/1/35	1,139,370

Encinitas Union School District G.O. Capital Appreciation [6]	500,000	7.00	8/1/35	640,380

Healdsburg Unified School District G.O. [6]	1,250,000	5.00	8/1/37	1,307,100

Imperial Community College District G.O. Capital Appreciation (AGM Insured) [6]	250,000	6.75	8/1/40	283,063

Los Alamitos Unified School District Capital Appreciation C.O.P. [6]	1,100,000	6.00	8/1/34	1,126,895

Martinez Unified School District G.O. [6]	250,000	6.13	8/1/35	270,900

Orange Co. Community Facs. District No. 2017-1 Special Assessment (Village of Esencia)	500,000	4.00	8/15/45	443,920

Redondo Beach School District G.O. [6]	600,000	6.38	8/1/34	696,420

Sacramento Co. Water Financing Auth. Rev. (NATL-RE FGIC Insured) [1]	500,000	1.63	6/1/39	443,295

San Jose Financing Auth. Rev. (Civic Center Garage Proj.) [9]	400,000	5.00	6/1/39	409,112

Sulphur Springs Union School Dist. C.O.P. (AGM Insured) [6]	205,000	6.50	12/1/37	233,370

Sulphur Springs Union School Dist. C.O.P. (AGM Insured) [6]	245,000	6.50	12/1/37	273,089

Tracy Joint Unified School District G.O. Capital Appreciation [6]	600,000	7.00	8/1/41	583,926

Upland Unified School District G.O. Capital Appreciation [6]	1,000,000	7.00	8/1/41	1,139,950

Val Verde Unified School District G.O. Capital Appreciation (AGM Insured) [6]	500,000	6.00	8/1/34	601,750

				11,325,586

Colorado - 3.7%

Baseline Metropolitan District No. 1 G.O.	280,000	5.00	12/1/51	240,145

Brighton Crossing Metropolitan District No. 6 G.O.	515,000	5.00	12/1/40	490,615

JUNE 30, 2022	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Buffalo Highlands Metropolitan District G.O.	350,000	5.25	12/1/38	340,361

Chambers Highpoint Metropolitan District No. 2 G.O.	515,000	5.00	12/1/41	468,171

CO Educational & Cultural Facs. Auth. Rev. (CO Springs Charter Academy Proj.)	250,000	5.60	7/1/34	250,370

CO Health Facs. Auth. Rev. (Aberdeen Ridge)	400,000	3.50	5/15/30	364,296

CO Health Facs. Auth. Rev. (Aberdeen Ridge)	415,000	5.00	5/15/44	362,967

CO Health Facs. Auth. Rev. (Aberdeen Ridge)	850,000	5.00	5/15/58	691,458

CO Health Facs. Auth. Rev. (Covenant Retirement Community)	650,000	5.00	12/1/48	662,058

Colliers Hill Metro District No. 2 G.O.	600,000	6.00	12/15/47	513,708

Crossroads Metropolitan District No. 1 G.O.	500,000	6.50	12/1/51	468,670

Denver City & County Housing Auth. Rev. (Sustainability Bonds - Thrive Proj.)	500,000	2.05	2/1/39	372,650

DIATC Metropolitan District G.O. [4]	500,000	5.00	12/1/49	467,470

Green Valley Ranch East Metropolitan District No. 6 G.O.	1,000,000	5.88	12/1/50	965,810

Haskins Station Metropolitan District G.O.	500,000	5.00	12/1/49	451,725

Lambertson Farms Metro District No. 1 G.O.	500,000	5.00	12/15/25	450,550

Peak Metropolitan District No. 1 G.O. [4]	500,000	5.00	12/1/51	437,495

Raindance Metropolitan District No. 2 G.O.	330,000	5.00	12/1/39	315,780

Reunion Metropolitan District Rev.	600,000	3.63	12/1/44	444,726

STC Metropolitan District No. 2 G.O.	500,000	5.00	12/1/49	469,685

Thompson Crossing Metropolitan District No. 4 G.O.	500,000	5.00	12/1/49	464,795

Tree Farm Metropolitan District G.O. [4]	500,000	4.50	12/1/41	414,160

Windler Public Improvement Auth. Rev.	500,000	4.00	12/1/41	389,285

				10,496,950

Connecticut - 0.9%

CT Health & Educational Facs. Auth. Rev. [4]	250,000	3.25	1/1/27	241,565

CT Health & Educational Facs. Auth. Rev. [4]	250,000	5.00	1/1/55	244,110

CT Hsg. Finance Auth. Rev.	100,000	3.88	11/15/35	98,924

CT Hsg. Finance Auth. Rev.	1,000,000	3.85	5/15/45	939,210

CT Hsg. Finance Auth. Rev.	865,000	2.55	6/15/46	624,885

Steel Point Infrastructure Improvement District Rev. (Steelpointe Harbor Proj.) [4]	350,000	4.00	4/1/51	283,661

				2,432,355

District of Columbia - 0.8%

District of Columbia Hsg. Finance Agency Rev. (FHA Insured)	1,500,000	2.50	3/1/42	1,137,780

District of Columbia Hsg. Finance Agency Rev. (Multi-Family Dev. Program)	600,000	4.05	9/1/43	593,922

District of Columbia Rev. (Ingleside Rock Creek Proj.)	500,000	5.00	7/1/37	481,610

				2,213,312

Florida - 12.8%

Alachua Co. Health Facs. Auth. Rev. (Oak Hammock University)	385,000	8.00	10/1/32	398,544

Artisan Lakes East Community Dev. District Special Assessment	450,000	4.00	5/1/51	368,401

Ave Maria Stewardship Community District Special Assessment. (AGM Insured)	295,000	3.00	5/1/38	263,597

Blackburn Creek Community Dev. District Special Assessment (Grand Palm Proj.)	150,000	6.25	5/1/35	154,566

Capital Trust Agency Rev. (River City Educational Services, Inc. Proj.)	500,000	5.38	2/1/35	520,525

Capital Trust Agency Rev. (River City Educational Services, Inc. Proj.)	300,000	5.63	2/1/45	312,741

Capital Trust Agency Rev. (Tallahassee Tapestry) 2, [4,5]	550,000	6.75	12/1/35	165,000

Capital Trust Agency Rev. (Tapestry Walden Senior Hsg. Proj.) 2, [4,5]	250,000	6.75	7/1/37	72,500

Capital Trust Agency Rev. (Tuscan Gardens Senior Living Center) 2, [5]	250,000	7.00	4/1/35	155,000

Celebration Pointe Community Dev. District Special Assessment Rev. [4]	240,000	5.00	5/1/32	241,894

2

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

CFM Community Dev. District Special Assessment	500,000	4.00	5/1/51	409,575

Cobblestone Community Dev. District Special Assessment [4]	630,000	4.20	5/1/42	561,954

Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) 2, [4,5]	250,000	7.25	5/15/26	160,000

Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) 2, [4,5]	750,000	8.13	5/15/44	480,000

Elevation Pointe Community Dev. District Special Assessment	500,000	4.40	5/1/32	478,405

Entrada Community Dev. District Special Assessment Rev. [4]	400,000	4.00	5/1/52	326,004

Escambia Co. Housing Finance Auth. Rev. (Multi-County Program)	460,000	3.75	10/1/49	455,754

FL Dev. Finance Corp. Rev. (Discovery High School Proj.) [4]	500,000	5.00	6/1/40	475,550

FL Dev. Finance Corp. Rev. (Green Bond-Brightline Proj.) [4]	650,000	7.38	1/1/49	649,162

FL Dev. Finance Corp. Rev. (Jensen Dunes Proj.) [4]	500,000	5.00	11/15/30	455,175

FL Dev. Finance Corp. Rev. (Mayflower Retirement Community) [4]	330,000	2.38	6/1/27	299,429

FL Dev. Finance Corp. Rev. (The Glenride on Palmer Ranch Proj.)	650,000	5.00	6/1/51	530,783

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	390,000	4.20	1/1/45	394,809

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	285,000	3.30	7/1/49	284,453

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	775,000	2.75	7/1/50	659,882

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	1,425,000	2.30	1/1/52	1,003,955

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.55	7/1/52	507,395

FRERC Community Dev. District Special Assessment	1,000,000	5.38	11/1/40	959,440

Gramercy Farms Community Dev. District Special Assessment [6]	300,000	3.24	5/1/39	156,000

Grande Pines Community Dev. District Special Assessment	635,000	4.00	5/1/51	517,474

Harbor Bay Community Dev. District Special Assessment	295,000	4.10	5/1/48	249,821

Heritage Harbour North Community Dev. District Special Assessment	200,000	5.00	5/1/34	201,102

Hyde Park Community Dev. District No. 1 Special Assessment	500,000	4.00	5/1/52	405,675

Lake Co. Retirement Project. Rev. (Lakeside at Waterman Village Proj.)	500,000	5.75	8/15/50	461,475

Lakes of Sarasota Community Dev. District Special Assessment	300,000	3.88	5/1/31	257,127

Lakes of Sarasota Community Dev. District Special Assessment	500,000	4.13	5/1/31	459,655

Lakes of Sarasota Community Dev. District Special Assessment	265,000	4.10	5/1/51	220,353

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev.	100,000	4.25	5/1/25	100,370

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Azario Proj.)	520,000	3.75	5/1/40	433,056

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Azario Proj.)	580,000	4.00	5/1/40	511,386

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Country Club East Proj.)	100,000	6.70	5/1/33	101,335

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood National)	300,000	5.25	5/1/37	301,497

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	400,000	5.00	5/1/36	399,748

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	430,000	3.00	5/1/41	325,003

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lorraine Lakes Proj.) [4]	500,000	3.63	5/1/40	410,230

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (NE Sector Proj.)	300,000	5.00	5/1/38	295,557

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (NE Sector Proj.)	550,000	5.30	5/1/39	550,264

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (NE Sector Proj.) [4]	485,000	3.75	5/1/40	403,355

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Sweetwater Proj.)	490,000	3.10	5/1/41	365,168

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Webb Proj.) [4]	320,000	5.00	5/1/37	318,320

Lakewood Ranch Stewardship District Special Assessment (Lake Club Phase 4 Proj.)	340,000	4.50	5/1/49	305,211

Laurel Road Community Dev. District Special Assessment	700,000	3.13	5/1/31	597,338

LT Ranch Community Dev. District Special Assessment	500,000	4.00	5/1/40	440,295

Marshall Creek Community Dev. District Cap. Improvement Special Assessment Rev.	250,000	5.00	5/1/32	248,923

Meadow View at Twin Creeks Community Dev. District Special Assessment	225,000	3.75	5/1/52	171,394

Meadow View at Twin Creeks Community Dev. District Special Assessment	245,000	4.00	5/1/52	199,579

JUNE 30, 2022	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

New River Community Dev. District Cap. Improvement Special Assessment Rev. 2, [5,15]	230,000	5.00	N/A	2

North River Ranch Community Dev. District Cap. Improvement Special Assessment Rev.	550,000	4.20	5/1/35	502,821

Northern Palm Beach Co. Improvement District Special Assessment	500,000	5.00	8/1/29	507,075

Northern Palm Beach Co. Improvement District Special Assessment	250,000	5.00	8/1/37	252,665

Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	550,000	5.00	8/1/34	566,995

Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	500,000	5.00	8/1/35	521,940

Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	250,000	5.00	8/1/41	264,458

Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	5,000	3.95	3/1/40	4,975

Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	220,000	4.00	9/1/48	223,100

Orlando Tourist Dev. Rev. (Senior Lien Tourist Dev.) (AGM Insured)	250,000	5.00	11/1/38	273,250

Palm Beach Co. Health Facs. Auth. Rev. (ACTS Retirement-Life Community, Inc.)	500,000	5.00	11/15/32	522,650

Palm Beach Co. Health Facs. Auth. Rev. (Lifespace Communities, Inc.)	500,000	4.00	5/15/53	370,800

Palm Beach Co. Health Facs. Auth. Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton)	500,000	4.00	6/1/41	413,530

Palm Coast Park Community Dev. District Special Assessment	500,000	4.00	5/1/52	408,245

Parker Road Community Dev. District Special Assessment	500,000	4.10	5/1/50	418,485

Parkview at Long Lake Ranch Community Dev. District Special Assessment	270,000	4.00	5/1/51	221,041

Pinellas Co. Industrial Dev. Auth. Rev.	500,000	5.00	7/1/39	504,395

Pompano Beach, Rev. (John Knox Village Proj.)	1,250,000	4.00	9/1/50	1,026,250

River Landing Community Dev. District Special Assessment	470,000	4.25	11/1/35	419,090

Rolling Hills Community Dev. District Special Assessment	250,000	3.65	5/1/32	215,300

Sandridge Community Dev. District Special Assessment	500,000	3.88	5/1/41	410,810

Sawyers Landing Community Dev. District Special Assessment Rev.	590,000	3.25	5/1/26	561,001

Sawyers Landing Community Dev. District Special Assessment Rev.	500,000	4.13	5/1/41	445,275

Sawyers Landing Community Dev. District Special Assessment Rev.	1,250,000	4.25	5/1/53	1,066,962

Southern Groves Community Dev. District No. 5 Special Assessment	500,000	4.00	5/1/30	476,230

Southern Groves Community Dev. District No. 5 Special Assessment	285,000	4.00	5/1/48	236,681

St. Johns Co. Industrial Dev. Auth. Rev. (Presbyterian Retirement Communities Obligated Group Proj.)	1,000,000	4.00	8/1/55	1,001,080

Tolomato Community Dev. District Special Assessment	500,000	4.25	5/1/37	465,005

Tolomato Community Dev. District Special Assessment 2, [5]	120,000	6.61	5/1/40	1

Tolomato Community Dev. District Special Assessment [6]	110,000	7.00	5/1/40	86,858

Tradition Community Dev. District No. 9 Special Assessment	645,000	4.00	5/1/52	525,423

Trout Creek Community Dev. District Special Assessment	300,000	5.38	5/1/38	300,582

Trout Creek Community Dev. District Special Assessment	250,000	4.00	5/1/40	220,337

University Park Recreation District Special Assessment (BAM Insured)	750,000	3.50	5/1/50	660,480

Viera Stewardship District Special Assessment	250,000	4.00	5/1/53	203,117

Windward at Lakewood Ranch Community Dev. District Special Assessment	450,000	4.25	5/1/52	383,144

Wiregrass Community Dev. District Special Assessment	240,000	5.38	5/1/35	242,518

Zephyr Ridge Community Dev. District Special Assessment 2, [5,15]	450,000	5.25	N/A	189,000

				36,262,775

Georgia - 2.2%

Burke Co. Dev. Auth. Rev. (Georgia Transmission Corp. Vogtle Proj.) [14]	740,000	2.75	1/1/52	534,717

Clarke Co. Hospital Auth. Rev. (Piedmont Healthcare)	350,000	5.00	7/1/46	365,470

Cobb Co. Dev. Auth. Rev. (Presbyterian Village Proj.) [4]	650,000	5.00	12/1/39	588,815

Fulton Co. Dev. Auth. Rev. (Woodruff Arts Center)	500,000	5.00	3/15/44	532,140

GA Housing & Finance Authority Rev.	425,000	3.80	12/1/37	425,340

GA Housing & Finance Authority Rev.	90,000	3.85	12/1/38	89,532

4

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

GA Housing & Finance Authority Rev.	355,000	3.80	12/1/40	351,368

GA Housing & Finance Authority Rev.	595,000	3.85	12/1/41	594,560

GA Housing & Finance Authority Rev.	900,000	3.50	12/1/46	817,785

GA Housing & Finance Authority Rev.	490,000	4.00	12/1/48	488,471

GA Tax Allocation (Beltline Proj.)	500,000	5.00	1/1/30	500,700

Gainesville Hospital Auth. Rev. (Northeast Georgia Health System, Inc. Proj.)	500,000	5.00	2/15/37	526,510

Glynn-Brunswick Memorial Hospital Auth. Rev. (Southeast Georgia Health System Proj.)	350,000	5.00	8/1/47	352,968

				6,168,376

Idaho - 0.5%

ID Health Facs. Authority Rev. (Terraces Boise Proj.)	100,000	8.00	10/1/28	93,266

ID Health Facs. Authority Rev. (Terraces Boise Proj.)	290,000	3.80	10/1/31	252,538

ID Health Facs. Authority Rev. (Terraces Boise Proj.)	250,000	4.00	10/1/33	213,020

ID Health Facs. Authority Rev. (Terraces Boise Proj.)	500,000	4.50	10/1/50	381,365

Spring Valley Community Infrastructure District. No. 1 Special Assessment [4]	500,000	3.75	9/1/51	358,260

				1,298,449

Illinois - 4.2%

Bolingbrook Special Tax (AGM Insured)	998,000	4.00	3/1/30	1,038,219

Burbank Educational Facs. Rev. (Intercultural Montessori Language School) [4]	500,000	6.00	9/1/35	507,975

Bureau Co. Township High School Dist. No. 502 G.O. (BAM Insured)	500,000	6.25	12/1/33	530,645

Chicago Midway Airport Rev. (Second Lien)	500,000	5.25	1/1/35	505,870

IL Fin. Auth. Rev. (Admiral Lake Proj.)	670,000	5.13	5/15/38	560,897

IL Fin. Auth. Rev. (Christian Homes, Inc.)	500,000	5.00	5/15/36	494,550

IL Fin. Auth. Rev. (Edward Elmhurst Healthcare)	1,000,000	5.00	1/1/44	1,128,660

IL Fin. Auth. Rev. (Lifespace Communities)	500,000	5.00	5/15/35	500,890

IL Fin. Auth. Rev. (Lifespace Communities)	1,000,000	5.00	5/15/45	956,620

IL Fin. Auth. Rev. (Rogers Park Montessori School Proj.)	100,000	5.00	2/1/24	100,845

IL Fin. Auth. Rev. (Westminster Village)	500,000	5.25	5/1/38	436,505

IL Fin. Auth. Sports Facs. Rev. (North Shore Ice Arena Proj.)	1,000,000	6.25	12/1/38	622,340

IL G.O.	250,000	5.50	7/1/33	255,232

IL Housing Dev. Auth. Rev.	500,000	5.38	12/1/28	504,730

IL Housing Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	215,000	4.00	10/1/48	218,180

IL Rev.	500,000	5.00	6/15/33	528,840

IL Sports Facilities Auth. Rev. (State Tax Supported) (AGM Insured)	1,000,000	5.25	6/15/31	1,043,290

Macon & Moultrie Counties Community Unit School District No. 3 Mt Zion G.O.	335,000	5.50	12/1/41	352,159

Malta Tax Allocation Rev. 2, [5]	1,921,000	5.75	12/30/25	672,350

Metropolitan Pier & Exposition Auth. Rev. (McCormick Place Expansion Proj.)	250,000	5.00	6/15/57	251,505

Richton Park Public Library District G.O.	250,000	4.50	12/15/32	252,930

Southwestern IL Dev. Auth. Tax Allocation Ref. (Local Govt. Program) [2]	325,000	7.00	10/1/22	48,750

Upper Illinois River Valley Dev. Auth. Rev. (Cambridge Lakes Learning Center) [4]	140,000	4.00	12/1/22	139,772

Upper Illinois River Valley Dev. Auth. Rev. (Cambridge Lakes Learning Center) [4]	250,000	5.25	12/1/37	242,285

				11,894,039

Indiana - 1.0%

IN Finance Auth. Rev. (BHI Senior Living)	500,000	4.00	11/15/41	419,200

IN Finance Auth. Rev. (BHI Senior Living)	775,000	5.88	11/15/41	813,006

IN Finance Auth. Rev. (BHI Senior Living)	170,000	5.25	11/15/46	171,304

IN Finance Auth. Rev. (Greencroft Obligated Group)	350,000	6.50	11/15/33	370,857

JUNE 30, 2022	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

IN Housing & Community Dev. Auth. Rev. (Hammond Assisted Living Proj.)	500,000	5.75	1/1/36	444,005

Merrillville Industry Economic Dev. Rev. (Belvedere Housing Proj.)	300,000	5.75	4/1/36	266,721

Richmond Hospital Auth. Rev. (Reid Hospital & Health Care)	350,000	5.00	1/1/35	358,347

				2,843,440

Iowa - 1.1%

IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	650,000	5.00	5/15/36	646,107

IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	565,000	5.00	5/15/47	530,563

IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	750,000	5.00	5/15/48	697,545

IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	500,000	4.00	5/15/53	370,800

IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	530,000	4.00	5/15/55	388,776

IA Higher Education Loan Auth. Rev. (Simpson College Proj.)	500,000	5.00	11/1/30	498,280

				3,132,071

Kansas - 0.2%

Wyandotte County Unified Government (Village East Proj.) [4]	500,000	5.25	9/1/35	478,930

Louisiana - 2.0%

Denham Springs/Livingston Hsg. & Mtg. Finance Auth. Rev. (GNMA/FHLMC Collateralized)	8,454	5.00	11/1/40	8,547

LA Hsg. Corp. Rev. (Home Ownership Prog.) (GNMA/FHLMC Collateralized)	750,000	2.55	12/1/46	553,253

LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Prog.) (GNMA/FHLMC Collateralized)	430,000	2.50	12/1/45	385,624

LA Local Government Environmental Facilities & Community Development Auth.	500,000	5.25	11/15/25	501,430

LA Local Government Environmental Facilities & Community Development Auth.	500,000	6.00	11/15/30	507,685

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	300,000	5.65	11/1/37	309,777

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	500,000	5.00	7/1/39	434,200

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	300,000	5.50	11/1/39	305,580

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	500,000	4.00	11/1/44	401,470

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	495,000	4.40	11/1/44	434,115

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	750,000	4.00	11/1/46	578,370

LA Public Facs. Auth. Rev. (Franciscan Missionaries Health System Proj.)	300,000	5.00	7/1/35	309,405

LA Public Facs. Auth. Rev. (Tulane Univ. Proj.) (NATL-RE Insured) [1]	520,000	1.65	2/15/36	515,351

St. Tammany Parish Fin. Auth. Rev. (Christwood Proj.)	300,000	5.25	11/15/37	302,361

				5,547,168

Maine - 0.1%

ME State Hsg. Auth. Rev.	310,000	3.85	11/15/40	307,384

Maryland - 0.3%

MD Community Dev. Administration Rev.	500,000	2.55	9/1/44	364,800

MD Community Dev. Administration Rev.	350,000	4.20	7/1/46	345,034

Montgomery Co. Housing Opportunities Commission Rev.	245,000	4.00	7/1/38	240,156

				949,990

Massachusetts - 3.0%

MA Dev. Finance Agy. Rev. (Atrius Health Issue)	1,375,000	4.00	6/1/49	1,486,897

MA Dev. Finance Agy. Rev. (FNMA Collateralized)	1,500,000	2.30	1/1/42	1,164,270

MA Dev. Finance Agy. Rev. (Newbridge on the Charles, Inc.) [4]	300,000	5.00	10/1/47	315,876

MA Dev. Finance Agy. Rev. (Orchard Cove, Inc.)	400,000	5.00	10/1/49	408,128

MA Education Finance Auth. Education Rev.	270,000	3.63	7/1/34	264,878

MA Education Finance Auth. Education Rev.	555,000	2.63	7/1/36	507,015

MA Education Finance Auth. Education Rev.	875,000	3.75	7/1/48	736,995

MA Education Finance Auth. Education Rev.	1,000,000	3.00	7/1/51	710,360

6

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

MA Housing Finance Agy. Rev.	250,000	4.75	6/1/35	250,063

MA Housing Finance Agy. Rev.	500,000	4.00	12/1/38	498,755

MA Housing Finance Agy. Rev.	500,000	3.75	12/1/40	469,565

MA Housing Finance Agy. Rev.	900,000	3.85	12/1/47	817,191

MA Housing Finance Agy. Rev. (FHA Insured)	25,000	5.30	12/1/38	25,038

Northbridge Municipal Purpose Loan G.O. (AGM Insured)	500,000	4.00	6/15/25	500,930

Rowley Land Acquisition Loan G.O. (AGM Insured)	360,000	4.00	5/1/27	360,670

				8,516,631

Michigan - 3.8%

Chandler Park Academy Rev.	40,000	5.00	11/1/22	40,040

City of Allen Park G.O. (BAM Insured)	300,000	3.25	5/1/34	300,330

City of Kalamazoo Economic Dev. Corp. Rev. (Revel Creek Proj.)	500,000	5.00	5/15/43	459,855

MI Finance Auth. Rev. (Holly Academy Proj.)	500,000	3.00	12/1/31	419,635

MI Finance Auth. Rev. (Madison Academy Proj.)	350,000	4.25	12/1/39	281,778

MI Finance Auth. Rev. (Presbyterian Village)	250,000	5.25	11/15/35	240,010

MI Hsg. Dev. Auth. Rev.	500,000	4.10	10/1/35	502,260

MI Hsg. Dev. Auth. Rev.	300,000	3.75	10/1/42	284,130

MI Hsg. Dev. Auth. Rev.	750,000	4.00	10/1/43	721,680

MI Hsg. Dev. Auth. Rev.	500,000	3.35	10/1/49	422,585

MI Hsg. Dev. Auth. Rev.	415,000	3.15	6/1/50	396,470

MI Hsg. Dev. Auth. Rev.	2,000,000	2.75	6/1/51	1,474,560

MI Hsg. Dev. Auth. Rev.	3,500,000	2.50	6/1/52	2,368,905

MI Hsg. Dev. Auth. Rev.	1,750,000	3.50	10/1/54	1,490,842

MI Public Educational Facs. Auth. Rev. (Chandler Park Academy)	235,000	6.35	11/1/28	235,174

MI Strategic Fund. Rev. (United Methodist Retirement Facs.)	415,000	5.00	11/15/49	383,589

Muskegon Heights Water Supply Rev. (NATL Insured)	165,000	4.15	11/1/23	166,328

Muskegon Heights Water Supply Rev. (NATL Insured)	135,000	4.20	11/1/24	136,152

Taylor Brownfield Redevelopment Authority (NATL Insured)	250,000	5.00	5/1/32	262,415

Universal Academy Michigan Public School Rev.	350,000	4.00	12/1/40	316,414

				10,903,152

Minnesota - 0.1%

Apple Valley Rev. (Senior Living, LLC Proj.)	475,000	5.00	1/1/47	290,239

Mississippi - 0.8%

MS Development Bank Rev. (Green Bond-Hancock County) [4]	1,000,000	4.55	11/1/39	931,710

MS Development Bank Rev. (Jackson Co. Gomesa Proj.) [4]	500,000	3.63	11/1/36	411,800

MS Home Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	2.55	6/1/42	786,020

MS Home Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	195,000	4.00	12/1/43	197,636

				2,327,166

Missouri - 1.3%

Joplin Industrial Dev. Auth. Rev. (32nd Street Place Community Improvement Dist. Proj.)	225,000	3.50	11/1/40	192,220

Kansas City Industrial Dev. Auth. Rev. (United Methodist Retirement Home, Inc.) 2, [5]	118,010	2.00	11/15/46	5,635

Kansas City Industrial Dev. Auth. Rev. (United Methodist Retirement Home, Inc.)	264,421	5.00	11/15/46	209,448

Lees Summit Industrial Dev. Auth. Rev. (John Knox Village Proj.)	370,000	5.00	8/15/32	369,108

MO Health & Education Facs. Auth. Rev. (Lutheran Senior Services)	775,000	4.00	2/1/42	669,329

MO Health & Education Facs. Auth. Rev. (Lutheran Senior Services)	1,000,000	4.00	2/1/48	823,920

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	415,000	3.80	11/1/48	409,904

JUNE 30, 2022	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	330,000	3.35	11/1/49	290,406

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	450,000	2.50	5/1/50	334,507

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	360,000	2.40	11/1/51	303,322

				3,607,799

Montana - 0.5%

MT Board of Housing Single Family Rev.	70,000	4.00	12/1/38	70,575

MT Board of Housing Single Family Rev.	475,000	2.40	12/1/45	344,422

MT Board of Housing Single Family Rev.	500,000	4.55	6/1/52	507,655

MT Board of Housing Single Family Rev. (BRD Insured)	240,000	4.00	6/1/45	242,033

MT Board of Housing Single Family Rev. (FHA Insured)	215,000	3.75	12/1/38	211,814

				1,376,499

Nebraska - 0.0%

Mead Village Tax Allocation Rev. (E3 Biofuels - Mead LLC Proj.) 2, [5,15]	410,000	5.13	N/A	17,015

Nebraska Investment Fin. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	80,000	3.05	9/1/42	78,910

				95,925

Nevada - 1.0%

City of Las Vegas Special Improvement District No. 815	500,000	5.00	12/1/49	488,305

City of North Las Vegas (Special Northern Beltway Commercial Area) [4]	340,000	5.00	12/1/37	346,045

NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	750,000	2.60	4/1/46	552,765

NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	450,000	3.35	10/1/49	446,216

NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	490,000	3.40	10/1/49	490,421

NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	495,000	2.45	10/1/51	366,434

				2,690,186

New Hampshire - 0.2%

NH Hsg. Fin. Auth. Rev. (Cimarron, Whittier Falls & Mars) (FHA Insured)	725,000	4.00	7/1/52	692,143

New Jersey - 3.1%

NJ Economic Dev. Auth. Rev. [9]	500,000	4.00	6/15/50	455,440

NJ Economic Dev. Auth. Rev. (North Star Academy Charter School Newark)	250,000	5.00	7/15/47	252,778

NJ Economic Dev. Auth. Rev. (State Government Buildings Proj.) [9]	500,000	5.00	6/15/42	520,060

NJ Economic Dev. Auth. Rev. (State Housing Proj.) [9]	500,000	5.00	6/15/43	518,880

NJ Higher Education Student Assistance Auth. Rev.	1,250,000	3.50	12/1/39	1,195,488

NJ Higher Education Student Assistance Auth. Rev.	1,000,000	4.25	12/1/50	918,770

NJ Hsg. & Mtg. Finance Agy. Rev.	750,000	3.95	11/1/43	743,355

NJ Hsg. & Mtg. Finance Agy. Rev. (Mciver Homes Hsg. Proj.) (FHLMC Collateralized)	550,000	3.60	1/1/30	551,155

NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	795,000	3.75	10/1/35	782,574

NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	750,000	2.30	10/1/46	525,690

NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	400,000	4.50	10/1/48	411,464

NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	435,000	4.00	4/1/49	408,926

NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	855,000	2.45	10/1/50	703,237

NJ Transportation Trust Fund Auth. Rev. [9]	500,000	5.25	6/15/43	525,845

Tobacco Settlement Financing Corp. Rev.	300,000	5.00	6/1/46	299,985

				8,813,647

New Mexico - 2.2%

Las Vegas NM Gross Receipts Tax Rev.	410,000	4.00	6/1/28	410,726

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	530,000	3.85	7/1/43	524,032

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	330,000	3.85	7/1/43	325,235

8

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	280,000	3.80	9/1/46	275,974

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	3.95	9/1/47	930,660

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	555,000	4.00	7/1/48	542,779

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	750,000	3.35	7/1/49	646,297

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	340,000	4.00	7/1/49	337,474

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	465,000	3.00	7/1/50	379,286

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	495,000	2.35	7/1/51	358,543

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	2.63	7/1/51	750,220

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	2.80	9/1/52	738,350

				6,219,576

New York - 5.7%

Brookhaven Local Dev. Corp. Rev. (Jefferson’s Ferry Proj.)	675,000	4.00	11/1/45	635,836

Hempstead Town Local Development Corp. Rev. (Hofstra University Proj.)	350,000	4.00	7/1/33	350,486

New York City Housing Development Corp. Multifamily Mtg. Rev.	300,000	4.05	11/1/41	293,865

New York City Housing Development Corp. Multifamily Mtg. Rev.	300,000	3.85	11/1/42	284,226

New York City Housing Development Corp. Multifamily Mtg. Rev.	500,000	2.63	8/1/45	374,650

New York City Housing Development Corp. Multifamily Mtg. Rev.	650,000	3.65	11/1/47	576,102

New York City Housing Development Corp. Multifamily Mtg. Rev.	500,000	3.95	11/1/49	462,730

New York City Housing Development Corp. Multifamily Mtg. Rev.	500,000	2.80	2/1/50	370,650

New York City Housing Development Corp. Multifamily Mtg. Rev.	1,000,000	2.60	11/1/56	666,880

New York City Housing Development Corp. Multifamily Mtg. Rev.	1,000,000	2.80	11/1/60	688,150

New York City Municipal Water Finance Authority	750,000	5.00	6/15/38	766,215

New York Transportation Dev. Corp. Rev. (Laguardia Airport Proj.)	750,000	4.00	10/1/30	727,875

NY Monroe Co. Industrial Development Corp. Rev. (St. Ann’s Community Proj.)	660,000	4.00	1/1/30	600,270

NY Mortgage Agency Rev.	960,000	3.80	10/1/48	938,966

NY State Dormitory Auth. Rev. Ref. (N. Shore-Long Island Jewish Obligation)	300,000	5.00	5/1/33	311,358

NY State Housing Finance Agency Rev.	1,000,000	2.60	11/1/46	733,380

NY State Housing Finance Agency Rev.	500,000	2.85	11/1/51	353,775

NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	590,000	3.75	11/1/37	564,288

NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.) (FNMA/FHLMC Collateralized)	500,000	3.65	11/1/34	485,055

NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.) (GNMA/FNMA/FHLMC Collateralized)	500,000	3.95	11/1/37	489,470

NY State Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	250,000	4.10	11/1/41	246,530

NY State Mortgage Agency Rev.	605,000	2.20	4/1/36	485,307

NY State Mortgage Agency Rev.	1,000,000	2.45	10/1/45	709,970

NY State Mortgage Agency Rev.	980,000	2.50	10/1/46	693,056

NY State Mortgage Agency Rev.	1,500,000	3.30	10/1/47	1,258,320

NY State Mortgage Agency Rev.	1,625,000	2.55	4/1/50	1,116,684

Westchester Co. Local Dev. Corp. Rev. (Purchase Senior Learning Community Inc. Proj.)	350,000	3.60	7/1/29	317,744

Westchester Co. Local Dev. Corp. Rev. (Purchase Senior Learning Community Inc. Proj.) [4]	350,000	5.00	7/1/46	303,394

Western Regional Off-Track Betting Corp. Rev. [4]	500,000	4.13	12/1/41	394,310

				16,199,542

North Carolina - 1.3%

Mecklenburg Co. Rev. (Little Rock Apts)	510,000	5.38	1/1/36	510,898

NC Education Assistance Auth. Senior Bond-Student Loan Rev.	255,000	3.13	6/1/39	232,427

NC Housing Finance Agency Rev.	185,000	3.95	1/1/41	183,551

NC Housing Finance Agency Rev.	545,000	4.00	7/1/47	551,791

JUNE 30, 2022	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	3.60	1/1/46	903,270

NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	175,000	4.00	1/1/48	177,060

NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	725,000	3.63	7/1/49	649,165

NC Medical Care Comm. Rev. (Salemtowne Proj.)	400,000	5.00	10/1/38	395,152

				3,603,314

North Dakota - 0.7%

ND Housing Finance Agency Rev.	195,000	3.85	1/1/42	193,984

ND Housing Finance Agency Rev.	500,000	3.65	7/1/42	457,455

ND Housing Finance Agency Rev.	980,000	2.50	7/1/44	755,590

ND Housing Finance Agency Rev.	500,000	4.00	1/1/53	507,130

				1,914,159

Ohio - 3.0%

Cleveland-Cuyahoga County Port Auth. Rev. (Cleveland Museum of Natural History Proj.)	500,000	4.00	7/1/46	481,650

Cleveland-Cuyahoga County Port Auth. Tax Allocation (Flats East Bank Proj.) [4]	500,000	4.50	12/1/55	414,025

Columbus-Franklin Co. Finance Auth. Rev. (Beulah Park Phase 1 Proj.)	840,000	4.00	5/15/49	828,736

Franklin Co. Health Care Facs. Rev. (Ohio Living Communities)	1,000,000	4.00	7/1/45	888,060

Lake Co. Port & Economic Dev. Auth. Rev. (Tapestry Wickliffe Proj.) [2,4,5]	250,000	6.50	12/1/37	80,000

Lucas Metro Hsg. Auth.	500,000	5.00	11/1/36	515,940

OH Housing Finance Agency Rev.	1,860,000	2.45	9/1/51	1,364,570

OH Housing Finance Agency Rev. (GNMA/FNMA Collateralized)	215,000	4.05	3/1/37	213,179

OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	270,000	3.35	9/1/39	264,214

OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	2,000,000	2.85	9/1/46	1,568,040

OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.55	9/1/47	505,250

OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	350,000	4.00	9/1/48	347,200

OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	320,000	4.00	3/1/49	315,187

OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	995,000	2.75	9/1/51	739,136

				8,525,187

Oklahoma - 0.3%

Oklahoma Dev. Finance Auth. Rev. (Oklahoma City University Proj.)	1,000,000	5.00	8/1/49	972,150

Oregon - 1.7%

Clackamas Co. Hospital Facs. Auth. Rev. (Rose Villa Proj.)	500,000	5.38	11/15/55	476,540

Clackamas Co. Hsg. Auth. Rev. (Easton Ridge Apts. Proj.)	350,000	3.50	9/1/33	343,627

OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	130,000	3.80	7/1/34	128,046

OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	260,000	4.00	7/1/38	259,909

OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	500,000	3.70	1/1/42	464,545

OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	500,000	2.35	1/1/44	375,885

OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	1,000,000	2.38	1/1/45	733,870

OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	280,000	3.75	7/1/48	275,464

OR State Ref G.O. (Veterans Welfare Service)	1,000,000	3.90	12/1/39	1,002,300

Polk Co. Hospital Fac. Auth. Rev. (Dallas Retirement Village Proj.)	500,000	5.13	7/1/55	436,165

Yamhill County Hospital Auth. Rev. (Friendsview)	350,000	5.00	11/15/56	287,577

				4,783,928

Pennsylvania - 2.3%

Butler Co. General Authority Rev. (School District Proj.) (AGM G.O. of District) [1]	465,000	2.23	10/1/34	443,029

Chester Co. Health & Education Fac. Auth. Rev. (The Devereux Foundation)	475,000	3.00	11/1/30	445,526

Dauphin Co. General Auth. Rev. (Harrisburg University Science Technology) [4]	100,000	4.00	10/15/22	100,034

10

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

PA Higher Educational Assistance Agy. Rev.	455,000	2.63	6/1/42	381,476

PA Higher Educational Facs. Auth. Rev. (La Salle University)	280,000	5.00	5/1/42	260,333

PA Hsg. Finance Agy. Rev.	765,000	3.65	10/1/42	765,359

PA Hsg. Finance Agy. Rev.	500,000	3.00	10/1/46	409,595

PA Hsg. Finance Agy. Rev.	110,000	4.00	10/1/46	111,449

PA Hsg. Finance Agy. Rev.	1,000,000	3.40	10/1/49	857,430

PA Hsg. Finance Agy. Rev.	1,000,000	2.55	10/1/51	696,410

PA Turnpike Commission Rev. Capital Appreciation [6]	1,250,000	5.00	12/1/38	1,344,050

Philadelphia Industrial Dev. Auth. Rev. (Charter School Proj.)	350,000	5.63	8/1/36	358,211

West Cornwall Township Municipal Auth. Rev. (Lebanon Valley Brethren Home Proj.)	525,000	4.00	11/15/46	479,110

				6,652,012

Rhode Island - 0.4%

RI Hsg. & Mortgage Finance Corp. Rev.	250,000	3.90	10/1/37	249,983

RI Hsg. & Mortgage Finance Corp. Rev.	500,000	2.80	4/1/45	387,640

RI Student Loan Auth. Rev.	595,000	3.63	12/1/37	568,689

				1,206,312

South Carolina - 0.8%

Berkeley Co. Nexton Improvement District Special Assessment	350,000	4.25	11/1/40	330,953

SC Jobs-Economic Dev. Auth. Rev. (Bishop Gadsden Episcopal Retirement Community)	500,000	4.00	4/1/54	373,545

SC Jobs-Economic Dev. Auth. Rev. (Kiawah Life Plan Village, Inc. Proj.) [4]	500,000	8.75	7/1/25	497,780

SC Public Service Auth. Rev.	250,000	5.00	12/1/38	255,037

SC Public Service Auth. Rev. (Santee Cooper)	500,000	5.75	12/1/43	526,620

SC State Hsg. Finance & Dev. Auth. Rev.	465,000	3.05	7/1/45	385,513

				2,369,448

South Dakota - 0.5%

SD Health & Educational Facs. Auth. Rev. (Westhills Village Retirement Community)	500,000	5.00	9/1/40	517,605

SD Housing Dev. Auth. Rev.	1,000,000	2.50	11/1/42	782,180

				1,299,785

Tennessee - 2.9%

Franklin Health & Education Facs. Board Rev. (Provision Cares Proton Therapy Center) [2,4,5]	500,000	6.50	6/1/27	135,000

Metropolitan Govt. Nashville & Davidson County Health & Edu. Facs. Board Rev. (Blakford at Green Hills)	895,000	4.00	11/1/45	743,369

Nashville Metropolitan Dev. & Hsg. Agency Tax Allocation [4]	300,000	5.13	6/1/36	305,874

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5,15]	1,850,000	5.35	N/A	19

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	7,875,000	5.55	1/1/29	79

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	1,630,000	6.00	1/1/29	16

Shelby Co. Health, Education & Hsg. Facs. Rev. (The Farms at Bailey Station Proj.)	650,000	5.50	10/1/39	624,754

TN Hsg. Dev. Agency Rev.	500,000	2.55	7/1/46	379,485

TN Hsg. Dev. Agency. Rev.	230,000	3.60	1/1/31	230,042

TN Hsg. Dev. Agency. Rev.	190,000	3.88	7/1/35	188,191

TN Hsg. Dev. Agency. Rev.	100,000	3.95	7/1/35	99,912

TN Hsg. Dev. Agency. Rev.	155,000	4.00	7/1/39	156,045

TN Hsg. Dev. Agency. Rev.	275,000	3.85	7/1/42	269,684

TN Hsg. Dev. Agency. Rev.	250,000	3.90	7/1/42	245,860

TN Hsg. Dev. Agency. Rev.	640,000	4.00	7/1/44	638,323

TN Hsg. Dev. Agency. Rev.	890,000	2.55	1/1/45	686,528

TN Hsg. Dev. Agency. Rev.	1,500,000	2.38	7/1/46	1,089,540

JUNE 30, 2022	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

TN Hsg. Dev. Agency. Rev.	675,000	3.95	1/1/49	665,091

TN Hsg. Dev. Agency. Rev.	925,000	4.05	1/1/49	930,559

TN Hsg. Dev. Agency. Rev.	1,000,000	2.50	7/1/51	741,610

				8,129,981

Texas - 6.2%

Arlington Higher Education Finance Corp., Education Rev. (Pineywoods Community Academy)	750,000	2.38	8/15/51	504,615

Arlington Special Tax (BAM Insured)	350,000	5.00	2/15/41	361,427

Brazos Higher Education Auth., Inc. Rev. (Subordinate Student Loan)	1,000,000	3.00	4/1/40	772,580

Dallas/Fort Worth International Airport Rev. (JT Improvement)	500,000	5.25	11/1/37	512,250

Danbury Higher Education Auth. Education Rev. (Golden Rule Schools)	650,000	5.13	8/15/49	650,026

Edinburg Economic Dev. Corp. Rev.	225,000	3.00	8/15/31	188,991

Edinburg Economic Dev. Corp. Rev.	500,000	3.25	8/15/41	373,790

El Paso Co. Hospital District G.O.	825,000	5.00	8/15/43	838,233

Harris Co. Cultural Education Facs. Finance Corp. Rev. (Brazos Presbyterian Homes, Inc. Proj.)	500,000	5.00	1/1/37	478,620

Houston Higher Education Finance Corp. (Houston Baptist University Proj.)	500,000	3.38	10/1/37	434,080

New Hope Cultural Education Fac. Corp. Rev. (Cardinal Bay)	260,000	4.00	7/1/23	143,000

New Hope Cultural Education Fac. Corp. Rev. (Cardinal Bay)	460,000	4.00	7/1/26	253,000

New Hope Cultural Education Facs. Corp. Rev. (Beta Academy) [4]	425,000	5.00	8/15/39	424,490

New Hope Cultural Education Facs. Corp. Rev. (Presbyterian Village North Proj.)	500,000	5.00	10/1/34	475,335

New Hope Cultural Education Facs. Corp. Rev. (Wesleyan Homes, Inc. Proj.)	250,000	5.50	1/1/35	237,225

New Hope Cultural Education Facs. Finance Corp. Rev. (Buckingham Senior Living Community, Inc.) [1]	500,000	2.00	11/15/61	270,685

New Hope Cultural Education Facs. Finance Corp. Rev. (Cityscape Schools, Inc.) [4]	670,000	5.00	8/15/51	650,403

New Hope Cultural Education Facs. Finance Corp. Rev. (Presbyterian Village North Proj.)	350,000	5.25	10/1/49	319,319

New Hope Cultural Education Facs. Finance Corp. Rev. (Wesleyan Homes, Inc. Proj.)	750,000	5.00	1/1/55	582,060

New Hope Cultural Education Facs. Finance Corp. Rev. (Westminster Proj.)	500,000	4.00	11/1/49	421,965

New Hope Cultural Education Facs. Finance Corp. Rev. (Windhaven Proj.)	500,000	5.50	10/1/27	495,760

New Hope Cultural Education Facs. Finance Corp. Rev. (Windhaven Proj.)	500,000	6.50	10/1/33	499,945

North Central Texas Health Facility Development Corp. (CC Young Memorial Home) [5]	204,000	5.38	2/15/25	134,640

Red River Health Facs. Dev. Corp. Rev. (MRC Crossings Proj.)	250,000	7.50	11/15/34	278,967

San Antonio Education Facs. Corp. Rev. (Hallmark University Proj.)	290,000	5.00	10/1/41	255,032

Sugar Land Dev. Corp. Rev. (BAM Insured)	500,000	5.00	2/15/33	506,925

Tarrant Co. Cultural Education Facs. Finance Corp. Rev. (Buckner Retirement Service)	500,000	5.00	11/15/37	526,685

TX Department of Housing & Community Affairs (GNMA Collateralized)	350,000	4.13	9/1/38	350,347

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,035,000	3.63	9/1/44	954,032

TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	3.00	9/1/45	410,475

TX Department of Housing & Community Affairs (GNMA Collateralized)	985,000	2.50	7/1/51	725,984

TX Department of Housing & Community Affairs (GNMA Collateralized)	2,500,000	3.13	1/1/52	1,969,550

TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	5.50	9/1/52	542,630

TX Grand Parkway Transportation Corp. Rev. [14,6]	500,000	6.00	10/1/35	528,905

TX State Affordable Hsg. Corp. Rev. (Heroes Home Loan Program) (GNMA Collateralized)	390,000	4.00	3/1/50	393,163

				17,465,134

Utah - 0.9%

Black Desert Public Infrastructure District G.O. [4]	500,000	4.00	3/1/51	386,650

Military Installation Dev. Auth. Rev.	400,000	4.00	6/1/41	316,860

Military Installation Dev. Auth. Rev.	1,000,000	4.00	6/1/52	726,780

UT Charter School Finance Auth. Rev. (Mountain Sunrise Academy) [4]	515,000	3.50	12/15/31	434,799

12

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

UT Hospital Auth. Rev. (IHC Health Services, Inc.)	500,000	5.00	5/15/45	513,935

UT Hsg. Corp. Single Family Mtg. Rev.	20,000	5.75	1/1/33	20,026

UT Hsg. Corp. Single Family Mtg. Rev.	30,000	4.60	7/1/34	30,016

UT Hsg. Corp. Single Family Mtg. Rev. (FHA Insured)	190,000	4.00	1/1/36	192,419

				2,621,485

Vermont - 0.1%

Vermont Economic Dev. Auth. Mtg. Rev. (Wake Robin Corporation Proj.)	500,000	4.00	5/1/45	392,195

Virginia - 0.5%

VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	400,000	4.13	7/1/33	400,784

VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	250,000	3.00	3/1/42	206,047

VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	500,000	5.35	10/1/43	505,590

VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	200,000	3.25	3/1/52	158,192

				1,270,613

Washington - 2.3%

Kalispel Tribe of Indians Rev. [4]	300,000	5.25	1/1/38	320,853

King Co. Hsg. Auth. Rev.	1,000,000	3.00	11/1/39	885,260

King Co. Hsg. Auth. Rev. (Bellevue Manor and Abbey Ridge)	750,000	3.00	8/1/40	660,427

Pike Place Market Preservation Dev. Auth. Rev.	500,000	5.00	12/1/40	509,140

Seattle Hsg. Auth. Rev. (Lam Bow Apartments Proj.)	500,000	2.38	6/1/41	376,010

Snohomish Co. Hsg. Auth. Rev.	500,000	4.00	4/1/44	496,480

Vancouver Hsg. Auth. Rev.	470,000	3.75	8/1/34	458,786

Vancouver Hsg. Auth. Rev. (Anthem Park & Columbia Hsg. Proj.)	1,000,000	3.00	6/1/38	870,170

WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Bayview Manor Homes) [4]	250,000	5.00	7/1/31	246,620

WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Bayview Manor Homes) [4]	1,000,000	5.00	7/1/36	964,870

WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Horizon House Proj.) [4]	500,000	5.00	1/1/38	520,170

WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Wesley Homes Lea Hill Proj.) [4]	300,000	5.00	7/1/36	284,649

				6,593,435

West Virginia - 0.6%

WV Hsg. Dev. Fund Rev.	250,000	3.75	11/1/32	251,217

WV Hsg. Dev. Fund Rev.	1,005,000	2.75	11/1/45	800,040

WV Hsg. Dev. Fund Rev.	1,005,000	2.50	11/1/51	731,148

				1,782,405

Wisconsin - 3.7%

Public Finance Auth. Rev. (Grand Hyatt San Antonio Hotel Acquisition Proj.)	500,000	5.00	2/1/52	505,315

Public Finance Auth. Rev. (Grand Hyatt San Antonio Hotel Acquisition Proj.) [4]	500,000	6.00	2/1/62	486,045

Public Finance Auth. Rev. (Presbyterian Villages of Michigan) [4]	895,000	4.75	11/15/53	721,674

WI Health & Education Facs. Auth. Rev. (PHW Oconomowoc, Inc. Proj.)	500,000	5.13	10/1/48	458,515

WI Health & Education Facs. Auth. Rev. (St. John’s Communities, Inc. Proj.)	500,000	5.00	9/15/45	517,820

WI Health & Educational Facs. Auth. Rev. (Benevolent Corp. Cedar Community)	300,000	5.00	6/1/37	293,505

WI Health & Educational Facs. Auth. Rev. (Benevolent Corp. Cedar Community)	500,000	5.00	6/1/41	481,045

WI Health & Educational Facs. Auth. Rev. (Hope Christian Schools)	615,000	3.00	12/1/31	529,866

WI Health & Educational Facs. Auth. Rev. (St. Camillus Health System, Inc.)	745,000	5.00	11/1/27	754,663

WI Health & Educational Facs. Auth. Rev. (St. Camillus Health System, Inc.)	350,000	5.00	11/1/46	325,770

WI Housing & Economic Dev. Auth. Rev.	250,000	3.88	11/1/35	245,850

WI Housing & Economic Dev. Auth. Rev.	1,500,000	4.15	5/1/55	1,420,335

WI Public Finance Auth. Rev. (Carmelite System, Inc.)	500,000	5.00	1/1/45	515,140

JUNE 30, 2022	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

WI Public Finance Auth. Rev. (Coral Academy of Science Reno) [4]	700,000	5.00	6/1/39	705,411

WI Public Finance Auth. Rev. (Delray Beach Radiation Therapy) [4]	750,000	6.25	11/1/28	642,668

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,520	9.00	1/1/46	390

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,287	9.00	1/1/47	361

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	447	12.00	1/1/47	10

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,171	9.00	1/1/48	345

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	390	12.00	1/1/48	8

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,055	9.00	1/1/49	328

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	384	11.00	1/1/49	8

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,822	9.00	1/1/50	304

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	372	11.00	1/1/50	7

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	17,334	9.00	1/1/51	320

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	365	11.00	1/1/51	7

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 1, [2,4,5]	446,246	3.75	7/1/51	225,541

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	17,218	9.00	1/1/52	299

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	475	10.00	1/1/52	8

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,985	9.00	1/1/53	283

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	469	10.00	1/1/53	8

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,869	9.00	1/1/54	268

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	453	10.00	1/1/54	7

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	444	9.00	1/1/55	7

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,636	9.00	1/1/55	253

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	434	9.00	1/1/56	6

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,404	9.00	1/1/56	240

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	23,656	5.50	7/1/56	14,134

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,287	9.00	1/1/57	227

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	481	9.00	1/1/57	7

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,055	9.00	1/1/58	214

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	469	9.00	1/1/58	6

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	456	9.00	1/1/59	6

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,938	9.00	1/1/59	204

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	447	8.00	1/1/60	5

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,822	9.00	1/1/60	193

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	440	8.00	1/1/61	5

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,589	9.00	1/1/61	181

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	428	8.00	1/1/62	5

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,473	9.00	1/1/62	172

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	419	8.00	1/1/63	4

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,240	9.00	1/1/63	162

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	409	8.00	1/1/64	4

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,124	9.00	1/1/64	155

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	403	7.00	1/1/65	4

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,008	9.00	1/1/65	146

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	434	7.00	1/1/66	4

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	14,775	9.00	1/1/66	134

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	5,235	5.00	1/1/67	43

14

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	192,429	9.00	1/1/67	1,595

WI Public Finance Auth. Rev. (MD Proton Treatment Center) [4]	500,000	6.13	1/1/33	307,500

WI Public Finance Auth. Rev. (MN College of Osteopathic Medicine) 2, [4,5]	7,608	5.50	12/1/48	3,804

WI Public Finance Auth. Rev. (North Carolina Leadership Academy) [4]	410,000	5.00	6/15/39	402,181

WI Public Finance Auth. Rev. (Roseman University Health Sciences)	135,000	5.00	4/1/25	138,186

WI Public Finance Auth. Rev. (Searstone CCRC Project)	750,000	3.00	6/1/28	670,170

WI Public Finance Auth. Rev. (Southminster) [4]	250,000	5.00	10/1/43	228,868

				10,600,949

Wyoming - 0.1%

WY Community Dev. Auth. Rev.	280,000	4.05	12/1/38	279,532

Total Municipal Bonds (Cost: $287,263,912)				242,529,977

	Quantity

Investment Companies - 4.1%

BlackRock Municipal Income Fund, Inc. (MUI)	52,666			627,252

BlackRock MuniHoldings Fund, Inc. (MHD)	51,519			653,776

BlackRock MuniHoldings Quality Fund II, Inc. (MUE)	48,745			537,170

BlackRock MuniYield Quality Fund III, Inc. (MYI)	48,671			567,504

BNY Mellon Strategic Municipal Bond Fund, Inc. (DSM)	12,028			74,814

DWS Municipal Income Trust (KTF)	93,236			876,418

DWS Strategic Municipal Income Trust (KSM)	29,351			267,681

Invesco Advantage Municipal Income Trust II (VKI)	62,289			588,008

Invesco Municipal Opportunity Trust (VMO)	62,940			650,170

Invesco Municipal Trust (VKQ)	76,872			781,020

Invesco Pennsylvania Value Municipal Income Trust (VPV)	31,500			329,490

Invesco Quality Municipal Income Trust (IQI)	91,114			930,274

Invesco Trust for Investment Grade Municipals (VGM)	66,447			699,687

Invesco Value Municipal Income Trust (IIM)	31,719			408,224

Nuveen AMT-Free Municipal Credit Income Fund (NVG)	20,000			262,200

Nuveen AMT-Free Quality Municipal Income Fund (NEA)	168,972			1,985,421

Nuveen Quality Municipal Income Fund (NAD)	108,973			1,358,893

Total Investment Companies (cost: $13,744,228)				11,598,002

Total Investments in Securities - 89.7% (cost: $301,008,140)				254,127,979

Other Assets and Liabilities, net - 10.3%				29,190,526

Net Assets - 100.0%				$283,318,505

JUNE 30, 2022	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Sit Tax-Free Income Fund (Continued)

[1]

Variable rate security. Rate disclosed is as of June 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[2]	Security considered illiquid by the Investment Adviser. The total value of such securities as of June 30, 2022 was $2,435,790 and represented 0.9% of net assets.

[4]

144A Restricted Security. The total value of such securities as of June 30, 2022 was $27,779,840 and represented 9.8% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]

The issuer is in default of interest or principal payments, or other debt covenants. Income is not being accrued. The total value of such securities as of June 30, 2022 was $2,514,737 and represented 0.9% of net assets.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.

[9]

Municipal Lease Security. The total value of such securities as of June 30, 2022 was $2,429,337 and represented 0.9% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[14]	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of June 30, 2022.

[15]	Securities with a “N/A” maturity date have passed their stated maturity date and have pending restructuring arrangements.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Short futures contracts outstanding as of June 30, 2022 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Short Futures: [10]
U.S. Treasury Long Bond	110	September 2022	(15,248,750)	(328,690)
U.S. Treasury 2-Year	199	September 2022	(41,793,110)	13,781
U.S. Treasury 5-Year	357	September 2022	(40,073,250)	(156,077)
U.S. Treasury 10-Year	590	September 2022	(69,933,437)	(721,942)

				(1,192,928)

[10]	The amount of $6,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of June 30, 2022.

A summary of the levels for the Fund’s investments as of June 30, 2022 is as follows:

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Assets
Municipal Bonds	—	242,529,977	—	242,529,977
Investment Companies	11,598,002	—	—	11,598,002
Futures	13,781	—	—	13,781

Total:	11,611,783	242,529,977	—	254,141,760

Liabilities
Futures	(1,206,709)	—	—	(1,206,709)

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant policies, including valuation of investments, refer to the Fund’s most recent annual report.

16